Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
2021	$ 1,017,000
2022	994,000
2023	966,000
2024	928,000
2025	832,000
Thereafter	3,338,000
Net Carrying Amount	8,075,000
MSRs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2021	126,000
2022	126,000
2023	125,000
2024	124,000
2025	124,000
Thereafter	1,621,000
Net Carrying Amount	2,246,000
Core deposit intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2021	891,000
2022	868,000
2023	841,000
2024	804,000
2025	708,000
Thereafter	1,717,000
Net Carrying Amount	$ 5,829,000	$ 6,743,000